Segment Reporting - Schedule of Segment Information (Details) - Operating Segment [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Segment Information [Line items]
Revenue	$ 8,688,208	$ 7,542,682
Less:
Cost of revenue	4,822,856	4,415,407
Selling expenses	2,817,128	2,230,905
General and administrative expenses	2,238,769	1,456,499
Income (loss) from operations	(1,190,545)	(560,129)
Other income (expense)
Interest (expense) income, net	(78,343)	(25,278)
Other (expense) income, net	(76,487)	314,670
Interest income from long term debt investment	359,014	359,014
Profit (loss) before income tax expense	(986,361)	88,277
Income tax expense	(62,432)	(64,865)
Net income (loss)	(1,048,793)	23,412
Depreciation	392,976	445,787
Capital expenditures	1,264,661	34,268
China [Member]
Schedule of Segment Information [Line items]
Revenue	7,784,323	6,501,871
Less:
Cost of revenue	4,058,570	3,439,202
Selling expenses	2,452,200	1,899,678
General and administrative expenses	607,647	432,711
Income (loss) from operations	665,906	730,280
Other income (expense)
Interest (expense) income, net	(74,598)	(68,319)
Other (expense) income, net	(110,713)	(16,978)
Interest income from long term debt investment
Profit (loss) before income tax expense	480,595	644,983
Income tax expense	(62,432)	(64,865)
Net income (loss)	418,163	580,118
Depreciation	281,051	237,245
Capital expenditures	1,260,320	29,081
United States and others [Member]
Schedule of Segment Information [Line items]
Revenue	903,885	1,040,811
Less:
Cost of revenue	764,286	976,205
Selling expenses	364,928	331,227
General and administrative expenses	1,631,122	1,023,788
Income (loss) from operations	(1,856,451)	(1,290,409)
Other income (expense)
Interest (expense) income, net	(3,745)	43,041
Other (expense) income, net	34,226	331,648
Interest income from long term debt investment	359,014	359,014
Profit (loss) before income tax expense	(1,466,956)	(556,706)
Income tax expense
Net income (loss)	(1,466,956)	(556,706)
Depreciation	111,925	208,542
Capital expenditures	$ 4,341	$ 5,187